Stockholders' Equity (Details Textual) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands				1 Months Ended						3 Months Ended						6 Months Ended		12 Months Ended
	May 31, 2017	Apr. 14, 2017	Mar. 18, 2016	Aug. 31, 2018	Mar. 16, 2018	May 22, 2017	May 19, 2017	Dec. 31, 2015	May 31, 2014	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Mar. 31, 2017	Sep. 30, 2019	Sep. 30, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2015	Aug. 21, 2019	Oct. 26, 2017	Mar. 24, 2016
Stockholders' Equity (Deficit) (Textual)
Preferred stock, par value										$ 0.001	$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock, par value										$ 0.001	$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001				$ 2.10
Common stock, shares authorized										100,000	100,000				100,000	100,000		100,000	100,000			300
Common stock, shares issued										62,648	52,571					62,648		52,571	49,468
Common stock, shares outstanding										62,063	51,986					62,063		51,986	48,923
Proceeds from units offered in private placement											$ 12,693					$ 2		$ 4,221	$ 12,693
Shares issued for services rendered										$ 211										$ 3,424
Shares issued exercise of warrants												$ 1,649
Shares issued exercise of warrants, shares							300
Stock issued for compensation																		2,692	20,592
Vesting of the employees' stock												19	$ 23				$ 23	$ 53	$ 1,618
Employee Stock Option [Member]
Stockholders' Equity (Deficit) (Textual)
Exercise price								$ 2.50	$ 1.25												$ 2.50
Received aggregate shares of common stock								659							250
Purchase of common stock from employees, shares									693
Consultant [Member] | Stock Compensation Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for compensation, shares																			65
Employee [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued exercise of warrants, shares																			300
Employees [Member] | Stock Compensation Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for compensation, shares																			1,544
Employees [Member] | Stock Compensation Plan One [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for compensation, shares																			239
Director [Member] | Stock Compensation Plan One [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for compensation, shares																			201
Ecoark Holdings Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, par value			$ 0.001
Common stock, shares authorized			100,000
Shares issued for cashless exercise of warrants	49
Subscription receivable																				55
Shares issued upon employment agreements	300
Share-based compensation	$ 1,500													$ 1,500					$ 24,952
Purchase of common stock from employees, shares																		545
Vesting of the employees' stock																			1,618
Cash received		$ 2,029
Shares received from Eco3d		560
Ecoark Holdings Common Stock [Member] | Ecoark Plan 2013 [Member]
Stockholders' Equity (Deficit) (Textual)
Stock issued for compensation																			$ 550
Shares issued for compensation, shares																			201
Ecoark Holdings Common Stock [Member] | Consultant [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for cashless exercise of warrants	100
Ecoark Holdings Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares of blank check preferred stock			5,000															5,000
Preferred stock, par value			$ 0.001								$ 0.001							$ 0.001
Preferred Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered
Shares issued for services rendered, shares
Shares issued exercise of warrants
Shares issued exercise of warrants, shares
Stock issued for compensation
Shares issued for compensation, shares
Conversion of long-term debt
Conversion of long term debt, shares
Equity raised from sale of treasury shares
Number of shares forfeited
Purchase of common stock from employees, shares
Vesting of the employees' stock
Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued																								29,057
Common stock, shares outstanding																								29,057
Shares issued for services rendered										$ 1										$ 1
Shares issued for services rendered, shares										300										743	63
Shares issued exercise of warrants												$ 3
Shares issued exercise of warrants, shares												2,969
Stock issued for compensation																		$ 1	$ 2
Shares issued for compensation, shares																		134	1,783	32
Conversion of long-term debt																				$ 1
Conversion of long term debt, shares																				1,500
Equity raised from sale of treasury shares
Number of shares forfeited																			(560)
Purchase of common stock from employees, shares															250
Vesting of the employees' stock
Treasury Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered
Shares issued exercise of warrants
Stock issued for compensation
Conversion of long-term debt
Equity raised from sale of treasury shares
Vesting of the employees' stock												19	23				$ 23	53	1,618
Noncontrolling Interest [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered
Stock issued for compensation
Conversion of long-term debt
Equity raised from sale of treasury shares
Vesting of the employees' stock
Subscription Receivable [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered
Stock issued for compensation
Conversion of long-term debt
Equity raised from sale of treasury shares																					(55)
Vesting of the employees' stock
Retained Earnings [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered
Shares issued exercise of warrants
Stock issued for compensation
Conversion of long-term debt
Equity raised from sale of treasury shares
Vesting of the employees' stock
Additional Paid-in Capital [Member]
Stockholders' Equity (Deficit) (Textual)
Shares issued for services rendered										$ 210										3,423	894
Shares issued exercise of warrants												1,646
Stock issued for compensation																		2,691	20,590	161
Conversion of long-term debt																				2,999
Equity raised from sale of treasury shares																				$ 200	$ 8,485
Vesting of the employees' stock
Securities Purchase Agreement Institutional Funds [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued											49,468							49,468
Common stock, shares outstanding											48,923							48,923
Proceeds from units offered in private placement					$ 3,587	$ 9,106
Issuance and sale of common stock					4,200	$ 10,000
Shares issued exercise of warrants				$ 4,221
Net proceeds					$ 3,587
Private Placement [Member] | Ecoark Holdings Common Stock [Member]
Stockholders' Equity (Deficit) (Textual)
Common stock, shares issued	2,500																		2,500
Private placement offering, net of expenses	$ 9,106,000																		$ 3,587,000